Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, plant and equipment, excluding Construction in progress, gross	$ 834,745	$ 777,193
Accumulated depreciation	(456,091)	(422,637)
Property, plant and equipment, excluding Construction in progress, net	378,654	354,556
Property, plant and equipment, net	397,029	390,773
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, excluding Construction in progress, gross	46,891	39,560
Building and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, excluding Construction in progress, gross	231,879	210,388
Machinery, equipment and other
Property, Plant and Equipment [Line Items]
Property, plant and equipment, excluding Construction in progress, gross	447,951	433,658
Containers
Property, Plant and Equipment [Line Items]
Property, plant and equipment, excluding Construction in progress, gross	21,268	22,096
Cultivations
Property, Plant and Equipment [Line Items]
Property, plant and equipment, excluding Construction in progress, gross	86,756	71,491
Construction in progress
Property, Plant and Equipment [Line Items]
Construction in Progress, Gross	$ 18,375	$ 36,217